Pension and Severance Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans, expected employer contribute for the next fiscal year	¥ 1,389
Defined contribution plans, cost recognized for certain subsidiaries' contributions	1,999	1,533	982
Defined contribution plans, expected employer contribution	2,140
Subsidiaries
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans, total amounts of cost recognized for contributions	182	252	206
Parent Company
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans, total amounts of cost recognized for contributions	166
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	4.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	4.00%
Other than Securities Investment
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	92.00%
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	13,873	14,002
Estimated prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	146
Estimated net actuarial gain (loss) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	103
Accumulated benefit obligations	13,718	14,002
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Estimated net actuarial gain (loss) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	26
Accumulated benefit obligations	¥ 19,708	¥ 5,882